DISCONTINUED OPERATIONS (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2017	Aug. 31, 2017	Aug. 16, 2017
Disposal Group, Including Discontinued Operation, Consideration		¥ 421,000
Disposal Group Including Discontinued Operation, Consideration Allocated to Disposed Entities		347,085
Disposal Group Including Discontinued Operation, Consideration Allocated to Office Building		¥ 73,915
Proceeds from Divestiture of Businesses and Interests in Affiliates	¥ 45,400
Securities Loaned, Amount Offset Against Collateral	142,000
Notes Payable, Amount Offset Against Collateral	121,485
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	3,282
Deposits [Member]
Proceeds from Divestiture of Businesses and Interests in Affiliates	¥ 10,000
Minimum [Member]
Disposal Group, Including Discontinued Operation, Consideration			¥ 400,000
Maximum [Member]
Disposal Group, Including Discontinued Operation, Consideration			¥ 421,000